Revenue, Sales Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025		Jun. 30, 2024
Revenue [Abstract]
Sales revenue from contracts with customers		$ 142,929	$ 149,418		$ 167,389
Other revenue	[1]	58,746	(4,402)		(35,226)
Total revenue	[2],[3]	$ 201,675	$ 145,016	[4]	$ 132,163	[4]

[1]	Other revenue relates predominantly to provisional pricing adjustments recognised at fair value.
[2]	Revenue is primarily presented by the geographical destination of the product.
[3]	Revenue relates solely to the sale of spodumene concentrate from North American Lithium. Refer to Note 5 (b) for a disaggregation of revenue by primary geographical market.
[4]	Refer to Note 2 (a) for details on translation of prior period comparatives to United States dollars to conform with changes in presentation currency.